STATEMENT OF ADDITIONAL INFORMATION

                          FAIRPORT EMERGING GROWTH FUND

                       FAIRPORT INTERNATIONAL EQUITY FUND

                              FAIRPORT GROWTH FUND

                         FAIRPORT GROWTH AND INCOME FUND

                       FAIRPORT GOVERNMENT SECURITIES FUND



                                  Five Funds of
                                 FAIRPORT FUNDS

                               Investment Adviser:
                            ROULSTON & COMPANY, INC.



     This Statement of Additional Information is not a prospectus and relates to Fairport Emerging Growth Fund (the "Emerging Growth Fund"), Fairport International Equity Fund (the "International Equity Fund"), Fairport Growth Fund (the "Growth Fund"), Fairport Growth and Income Fund (the "Growth and Income Fund"), and Fairport Government Securities Fund (the "Government Securities Fund"), five separate series of Fairport Funds (the "Trust"). The Emerging Growth Fund, International Equity Fund, Growth Fund, Growth and Income Fund, and Government Securities Fund are sometimes referred to individually as a "Fund" and collectively as the "Funds".

     This Statement of Additional Information is not a Prospectus but is intended to provide additional information regarding the activities and operations of the Funds and the Trust and should be read in conjunction with the Funds' Prospectus dated March 1, 2003. The Prospectus may be obtained without charge through the Funds' Distributor, Roulston Research Corp., 3636 Euclid Avenue, Suite 3000, Cleveland, Ohio 44115 (the "Distributor") by calling 1-800-332-6459.

     The Funds' most recent Annual Report to Shareholders is a separate document that is incorporated by reference into this Statement of Additional Information. The Funds' Annual and Semi-Annual Reports to Shareholders are also available without charge by calling the Distributor at 1-800-332-6459.




                   March 1, 2003, as Amended December 3, 2003
















                                TABLE OF CONTENTS





THE TRUST.....................................................................3

INFORMATION ON PERMITTED INVESTMENTS AND RELATED RISK FACTORS.................3

INVESTMENT LIMITATIONS OF THE FUNDS..........................................17

MANAGEMENT OF THE TRUST......................................................19

PRINCIPAL HOLDERS OF SECURITIES..............................................24

INVESTMENT ADVISORY AND OTHER SERVICES.......................................27

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.............................34

NET ASSET VALUE..............................................................36

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................37

TAXES........................................................................38

PERFORMANCE INFORMATION......................................................40

SHARES OF BENEFICIAL INTEREST................................................43

FINANCIAL STATEMENTS.........................................................45

                                    THE TRUST

     FAIRPORT FUNDS (the "Trust") is an open-end management investment company established under Ohio law as an Ohio business trust under a Declaration of Trust dated September 16, 1994. In March 1996, the Trust changed its name from "The Roulston Family of Funds" to "Fairport Funds." As of July 1, 1999, the Trust changed its name to "Roulston Funds," and then back to "Fairport Funds" as of February 14, 2002. Each of the Funds is classified as diversified, meaning that, with respect to 75% of its total assets, it does not invest more than 5% of its assets in the securities of any single issuer (other than securities issued by the U.S. Government or its agencies or instrumentalities).

     On April 28, 1995, pursuant to an Agreement and Plan of Reorganization and Liquidation with The Advisors' Inner Circle Fund, a Massachusetts business trust ("Advisors"), the Growth Fund, the Growth and Income Fund and the Government Securities Fund of the Trust acquired all of the assets of each of the Roulston Midwest Growth Fund, the Roulston Growth and Income Fund, and the Roulston Government Securities Fund of Advisors (collectively, the "Acquired Funds"), respectively, in exchange for the assumption of such Acquired Fund's liabilities and a number of full and fractional shares of the corresponding Fund of the Trust having an aggregate net asset value equal to such Acquired Fund's net assets (the "Reorganization"). The performance and financial information included in this Statement of Additional Information relates to both the operations of the Acquired Funds prior to the Reorganization and to the Funds of the Trust since the Reorganization. For accounting and advertising information purposes, the Acquired Funds were considered to be the survivors of the Reorganization.

     Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus of the Funds. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Prospectus.

                      INFORMATION ON PERMITTED INVESTMENTS
                            AND RELATED RISK FACTORS

American Depository Receipts ("ADRs)"

     ADRs are typically issued by a U.S. financial institution and are evidence of ownership of underlying securities issued by a foreign issuer. Sponsored ADRs are a joint arrangement between the foreign issuer and the U.S. financial institution acting as depository and tend to be more liquid than unsponsored ADRs. Also, generally more information is available about the underlying issuer to holders of sponsored ADRs than for unsponsored ADRs. Each Fund, other than the Government Securities Fund, may invest in sponsored or unsponsored ADRs.

Bankers' Acceptances

     Bankers' acceptances are negotiable bills of exchange or time drafts drawn on and accepted by a commercial bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and to furnish dollar exchanges. Maturities are generally six months or less. Each Fund is permitted to invest in bankers' acceptances.

Certificates of Deposit

     A certificate of deposit is a negotiable interest bearing instrument with a specific maturity. Certificates of deposit are issued by U.S. commercial banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit generally carry penalties for early withdrawal. Each Fund is permitted to invest in certificates of deposit.

Commercial Paper

     Commercial paper is unsecured short-term promissory notes issued by corporations and other entities. Maturities on these notes typically vary from a few days to nine months. Each Fund may invest in commercial paper.


TIME DEPOSITS


     A time deposit is a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits in excess of seven days with a withdrawal penalty are considered to be illiquid securities; a Fund will not invest more than 15% of its net assets in illiquid securities, including such time deposits. Each Fund is permitted to invest in time deposits.

Convertible Securities

     Convertible securities are securities such as rights, bonds, notes and preferred stocks which are convertible into or exchangeable for common stocks. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. Both the Growth Fund and the Growth and Income Fund may invest in convertible securities.

U.S. Government Securities

     U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Securities issued directly by the U.S. Government consist of bills, notes and bonds issued by the U.S. Treasury, including U.S. Treasury inflation index-linked securities and separately traded interest and principal component parts of such securities that are transferable only through the Federal Reserve's book entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPs"). Agencies and instrumentalities of the U.S. Government include the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Student Loan Marketing Association ("SLMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"). Obligations of agencies such as GNMA are backed by the full faith and credit of the U.S. Government. Others, such as the obligations of FNMA, are not backed by the full faith and credit of the U.S. Government but are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of SLMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as the Federal Farm Credit Banks, are supported only by the credit of the agency. No assurance can be given that the U.S. Government would provide financial assistance to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. The Government Securities Fund invests primarily in U.S. Government securities. Each of the other Funds may invest in U.S. Government securities with remaining maturities of 12 months or less. Each Fund also intends to invest in discount U.S. Government agency notes with an overnight maturity for purposes of short-term cash management and temporary defensive positions.

     STRIPS are sold as zero coupon securities; that is, the component parts of fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have a similar maturity but pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. The Funds intend to invest in STRIPs that are only traded through the U.S. Government-sponsored program.

     Roulston & Company will purchase only those STRIPs that it determines are liquid or, if illiquid, do not violate that Fund's investment policy concerning investments in illiquid securities.

Corporate Debt Securities

     The Government Securities Fund's investments in these securities are limited to U.S. dollar-denominated instruments. Generally, the Government Securities Fund will only invest in corporate obligations rated within the four highest rating categories by a nationally recognized rating agency such as Standard & Poor's Rating Group or Moody's Investor Services ("rating agency"). However, the Fund may also invest up to 5% of its total assets in corporate obligations rated "B" or "BB" by such rating agencies. For a description of such rating categories, see the Appendix to this Statement of Additional Information.

     Securities which are rated in the fourth highest rating category by a rating agency (e.g., BBB or Baa) are considered to be "medium grade" securities. Medium grade securities, although deemed to be investment grade, have speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium grade securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

     Securities that are rated "BB" or "B" are commonly known as "high yield" or "junk" bonds. Such securities will usually have higher yields than higher rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Under rating agency guidelines, such lower rated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower rated securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default, and to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions. The foregoing factors may, under certain circumstances, reduce the value of securities held by the Fund and thus affect the value of the Fund's shares.

     After purchase by the Government Securities Fund, a security may cease to be rated or its rating may be reduced below the minimum required for investment by the Fund. Neither event will require a sale of such security by the Fund. However, the portfolio manager will consider such event in his determination of whether the Fund should continue to hold the security. To the extent the ratings given by a rating agency may change as a result of changes in such organization's rating systems, the Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this Statement of Additional Information.

Mortgage-Backed Securities

     The Government Securities Fund is permitted to invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or by non-governmental entities which are rated, at the time of purchase, within the four highest rating categories by one or more rating agency. Due to scheduled and unscheduled principal payments on the underlying obligations, such securities have a shorter average maturity and, therefore, less principal volatility than a bond with a comparable maturity. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular pool of mortgages. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Such mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Early repayment of principal on mortgage pass-through securities arising from prepayments of principal on the underlying obligations (due to sale, refinancing, or foreclosure of the underlying property, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of such principal. Also, if a mortgage-related security subject to prepayment has been purchased at a premium (i.e., a price in excess of the principal amount) in the event of accelerated prepayments, the Fund may risk loss of principal because the premium may not have been fully amortized at the time the security was paid. The opposite is true for mortgage-backed securities purchased at a discount. Like other fixed-income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. Prepayment rates will be used to determine a mortgage-backed security's estimated average life and the Government Security Fund's dollar-weighted average portfolio maturity.

1. Government Issued Mortgage-Related Securities

     Securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities are considered to be "mortgage-related securities" because they represent ownership in a pool of federally insured mortgage loans with maturities of up to 30 years. Although mortgage-related securities may offer yields higher than those available from other types of U.S. Government securities, such securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature.

2. Private Issued Mortgage-Related Securities

     Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees issued by governmental entities as well as private entities.

3. Collateralized Mortgage Obligations ("CMOs")

     CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and prepaid principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit ("REMIC"). All future references to CMOs shall also be deemed to include REMICs.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes usually receive principal only after shorter maturity classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments.

     Certain issuers of CMOs are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission ("SEC"), and the Fund may invest in the securities of such issuers without the limitations imposed by the Investment Company Act of 1940 (the "1940 Act") on investments by the Fund in other investment companies. In addition, in reliance on an earlier SEC interpretation, the Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, issuers of these CMOs must be unmanaged, fixed asset issuers that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Fund selects CMOs that cannot rely on the rule or do not meet the above requirements, the Fund's investments in such securities will be subject to the limitations described below with respect to its investments in other investment companies.

4.   Adjustable Rate Mortgage Securities

     Adjustable rate mortgage securities ("ARMs") are pass-through securities collateralized by mortgages with adjustable, rather than fixed rates of interest. ARMs eligible for inclusion in a mortgage pool generally provide for a fixed initial mortgage interest rate for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes to a designated benchmark index.

     The ARMs generally contain maximum and minimum rates beyond which the mortgage interest rate may not vary over the lifetime of the mortgage. In addition, certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest may be adjusted for any single adjustment period. In the event that market rates of interest rise to levels above that of the ARM's maximum rate, the ARM's coupon may represent a below market rate of interest. In these circumstances, the market value of the ARM security will likely fall.

     Some ARMs contain limitations on changes in the required monthly payment. In the event that a monthly payment is not sufficient to pay the interest accruing on an ARM, any such excess interest is added to the principal balance of the mortgage loan, which is repaid through future monthly payments. If the monthly payment for such an instrument exceeds the sum of the interest accrued at the applicable mortgage interest rate and the principal payment required at such point to amortize the outstanding principal balance over the remaining term of the loan, the excess is then utilized to reduce the outstanding principal balance of the ARM.

Asset-Backed Securities

     The Government Securities Fund is permitted to invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage-backed securities and a similar risk of prepayment. However, asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. The underlying assets include assets such as motor vehicle installment sales contracts, other installment loan contracts and receivables from credit card and other revolving credit arrangements. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability of the Fund, as an investor, to obtain full payment in the event of default or insolvency. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee. With respect to an asset-backed security arising from secured debt (such as automobile receivables), there is a risk that parties other than the originator and servicer of the loan may acquire a security interest superior to that of the security's holders.

Temporary Defensive Positions

     When any of the Funds takes a temporary defensive position, it may invest up to 100% of its assets as cash or money market instruments, including bankers' acceptances, certificates of deposit, high quality commercial paper, short-term U.S. Government securities (including discount agency notes), money market mutual funds and repurchase agreements.

Variable Amount Master Demand Notes

     Variable amount master demand notes, in which the Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time within 30 days. While such notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns), must be considered to be of comparable quality to the issuers of commercial paper that could be purchased for such Fund. Roulston & Company will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand. In the event that the period of time remaining until the principal amount can be recovered under a variable master demand note exceeds seven days, a Fund will treat such note as illiquid for purposes of its limitations on investments in illiquid securities.

Variable and Floating Rate Securities

     Each Fund may acquire variable and floating rate securities, subject to such Fund's investment objectives, policies and restrictions. A variable rate security is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate security is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period. The Funds intend to invest in variable and floating rate securities whose market value upon reset of the interest rate will approximate par value because their interest rates will be tied to short-term rates. However, there is a risk that the current interest rate on such obligations may not accurately reflect existing market rates, and therefore that upon such interest rate reset, the instrument may decline in value.

     Such securities frequently are not rated by credit rating agencies; however, unrated variable and floating rate securities purchased by a Fund must be determined by Roulston & Company to be of comparable quality at the time of purchase to rated instruments eligible for purchase under that Fund's investment policies. In making such determinations, Roulston & Company will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include governmental agencies, and financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate security purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate security in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. To the extent that a Fund is not entitled to receive the principal amount of a note within seven days and there is no established market for such security, such a security will be treated as an illiquid security for purposes of calculation of the 15% limitation on such Fund's investment in illiquid securities.

Initial Public Offerings

     The International Equity Fund, Growth Fund, and Growth and Income Fund may each invest from time to time, and the Emerging Growth Fund may invest a substantial portion of its total assets, in the securities of selected new issuers, or initial public offerings (IPOs). The Funds will only invest in securities which Roulston & Company believes present an acceptable amount of risk. Investments in relatively new issuers may carry special risks and may be more speculative because such companies are often unseasoned. Such companies may also lack sufficient resources, may be unable to generate internally the funds necessary for growth and may find external financing to be unavailable on favorable terms or even totally unavailable. Those companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. In addition, the securities of such issuers may have limited marketability, which may affect or limit their liquidity and therefore the ability of a Fund to sell such securities at the time and price it deems advisable. Such securities may also be subject to more abrupt or erratic market movements over time than securities of more seasoned companies or the market as a whole.

Section 4(2) Securities

     Section 4(2) securities are issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on an exemption from registration which is afforded by Section 4(2) of the 1933 Act.
Section 4(2) securities are restricted as to disposition under Federal securities laws, and generally are sold to institutional investors who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) securities are normally resold, if at all, to other institutional investors through or with the assistance of the issuer or investment dealers who facilitate the resale of such Section 4(2) securities, thus providing some liquidity.

     Pursuant to procedures adopted by the Board of Trustees, Roulston & Company may determine Section 4(2) securities to be liquid if such securities are eligible for resale under Rule 144A of the 1933 Act and are readily saleable. Rule 144A permits a Fund to purchase securities which have been privately placed and resell securities to certain qualified institutional buyers without restriction. For purposes of determining whether a Rule 144A security is readily saleable, and therefore liquid, Roulston & Company must consider, among other things, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, and the nature of the security and marketplace trades of such security. However, investing in Rule 144A securities, even if such securities are initially determined to be liquid, could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Each Fund may each invest in restricted, or
Section 4(2), securities.

Repurchase Agreements

     Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Reserve System and registered broker-dealers which Roulston & Company deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than 102% of the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under Federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

Foreign Investment

     Investment in foreign securities, including ADRs, is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. Since investments in the securities of foreign issuers may involve currencies of foreign countries, and a Fund may hold securities denominated in a foreign currency and may directly hold foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. Therefore, there is a greater risk that a particular trade will not settle as the Fund intends. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

     Since foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

     In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Fund's investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

     The Government Securities Fund may invest in U.S. dollar denominated securities issued or guaranteed by supranational entities, foreign governments, their political subdivisions, agencies or instrumentalities.

     A Fund will acquire such securities only when Roulston & Company believes the risks associated with such investments are minimal.

Options Trading

     Each Fund may purchase put and call options for various securities and securities indices that are traded on national securities exchanges, from time to time, as Roulston & Company deems appropriate. Each of the Funds may also engage in writing (i.e., selling) put and call options from time to time as Roulston & Company deems appropriate. A Fund will write only call options that are covered (options on securities owned by that Fund). A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Put and call options purchased by the Funds will be valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

     Each of the Emerging Growth Fund, International Equity Fund, Growth Fund and Growth and Income Fund may purchase and sell options on stocks and stock indices, while the Government Securities Fund may purchase and sell options on fixed income securities and fixed income securities indices. Options are generally used only for hedging purposes and to gain exposure to securities or types of securities without purchasing the securities directly.

     When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by a Fund is included in the liability section of a Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If a call option is exercised, a Fund may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and a Fund will realize a gain or loss. In addition, when a Fund writes a covered call option and such option is exercised, that Fund will forego the appreciation, if any, on the underlying security in excess of the exercise price. If a put option is exercised, the Fund will be obligated to purchase the security.

     In order to close out an option it has written, a Fund will enter into a "closing purchase transaction" -- the purchase of an option on the same security with the same exercise price and expiration date as the option which that Fund previously wrote on any particular securities. When a portfolio security subject to a call option is sold, the Fund which wrote the call will effect a closing purchase transaction to close out any existing call option on that security. There is no assurance of liquidity in the secondary market for purposes of closing out options positions. If that Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or such Fund delivers the underlying security upon exercise. When a Fund writes a put option, it will set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC rules.

     Each Fund may purchase or write both OTC (over-the-counter) options and options traded on U.S. Exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with such Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position prior to its expiration. All or a portion of any assets used as cover for OTC options written by a Fund would be considered "illiquid" for purposes of that Fund's limitation on investments in illiquid securities, which is described below under "Non-fundamental Restrictions."

     When a Fund engages in option transactions, there are risks associated with such investment including the following: (i) the success of a hedging or other investment strategy may depend on the ability of Roulston & Company to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

     The Funds may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Futures Trading

     Each Fund may attempt to reduce the risk of investment in securities by hedging a portion of its portfolio through the use of certain futures transactions. In attempting to hedge, each Fund may purchase or sell contracts for the future delivery of the specific financial instruments or securities in which that Fund may invest, and contracts relating to indices based upon the types of securities in which that Fund may invest, and engage in related closing transactions. The Funds will use these instruments primarily as a hedge against changes resulting from market conditions in the values of securities held in its portfolio or which it intends to purchase. The Funds may also use future contracts to obtain exposure to such securities in lieu of owning such securities directly.

     When a futures contract is executed, each party deposits with a broker or in a segregated custodial account up to 5% or more of the contract amount, called the "initial margin," and during the term of the contract, the amount of the deposit is adjusted based on the current value of the futures contract by payments of variation margin to or from the broker or segregated account.

     During a market decline or when Roulston & Company anticipates a decline, each Fund may hedge a portion of its portfolio by selling futures contracts in order to limit exposure to the decline. This provides an alternative to liquidation of securities positions and the corresponding costs of such liquidation. Conversely, during a market advance or when Roulston & Company anticipates an advance, each Fund may hedge a portion of its portfolio by purchasing futures. This affords a hedge against a Fund's not participating in a market advance at a time when it is not fully invested and serves as a temporary substitute for the purchase of individual securities which may later be purchased in a more advantageous manner. These Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of a Fund's liquidation value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. A Fund will not market, and are not marketing, themselves as a commodity pool or otherwise as a vehicle for trading in futures and related options. Each Fund will segregate liquid assets such as cash, U.S. Government securities or other liquid securities to cover its positions in futures. In no event, however, will a Fund's use of futures contracts cause the Fund's exposure to futures contracts to exceed 5% of its total assets.

     There are several risks associated with the use of futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund's securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures, including technical influences in futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities. and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract, and that Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

Warrants

     These instruments give holders the right, but not the obligation, to buy shares of a company at a given price during a specified period. The Emerging Growth Fund, International Equity Fund, Growth Fund, and Growth and Income Fund are permitted to invest in warrants.

When-Issued and Delayed-Delivery Securities

     The Growth Fund, Growth and Income Fund, and Government Securities Fund may purchase securities on a "when-issued" or "delayed-delivery" basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). These transactions involve the purchase of securities subject to settlement and delivery beyond the normal settlement date. The price and yield on these securities is fixed as of the purchase date, and no interest accrues to a Fund before settlement. These securities are therefore subject to market rise due to changes in interest rates, and/or market prices, and, although the purchase of securities on a when-issued basis is not considered leveraging, it has the effect of leveraging a Fund's assets.

     When  a  Fund  agrees  to  purchase   securities  on  a  "when-issued"   or
"delayed-delivery" basis, the Fund's custodian will set aside in a separate account cash or liquid securities equal to the amount of the Fund's commitment. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of such Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, such Fund's liquidity and the ability of Roulston & Company to manage it might be affected in the event its commitments to purchase "when-issued" or "delayed-delivery" securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitments to purchase "when-issued" or "delayed-delivery" securities will not exceed 25% of the value of its assets.

     The purchase of securities on a when-issued or delayed-delivery basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the seller fails to complete the transaction and a Fund, as a result, misses a price or yield considered to be advantageous. A Fund will engage in "when-issued" or "delayed-delivery" transactions only for the purpose of acquiring portfolio securities consistent with such Fund's investment objectives and policies and not for investment leverage.

Investment Company Shares

     Each Fund may invest in securities of other investment companies, including securities of money market mutual funds and unit investment trusts. The Funds intend to invest in the securities of other investment companies to the extent that Roulston & Company believes that such investment will assist that Fund in meeting its investment objective, to manage periodic investments by investors engaging in market-timing, or for cash management purposes. To the extent such investment companies pay management fees and other expenses, shareholders of a Fund would indirectly pay both Fund expenses and the expenses of underlying investment companies with respect to Fund assets invested therein. Applicable regulations prohibit a Fund from acquiring the securities of other investment companies if, as a result of such acquisition, a Fund, and all of the affiliated persons of the Fund, owns more than 3% of the total voting stock of the acquired investment company.

Forward Currency Contracts

     The International Equity Fund may enter into forward currency contracts from time to time as a hedging technique against possible losses to the Fund in connection with the currency risk associated with investing in securities denominated in a foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The Fund may enter into forward contracts to protect against uncertainty in the level of future exchange rates and may also enter in such contracts to increase income and total return.

     At or before the maturity of a forward contract, the Fund may either sell a portfolio security and make delivery of the currency or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     While the values of forward currency contracts may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of the Fund's investments. For example, a currency hedge should help protect a Yen-denominated common stock against a decline in the Yen, but will not protect the Fund against such stock's price decline as a result of some issuer-specific event such as a drop in earnings. Because the value of the Fund's investments denominated in a foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of the Fund's investments denominated in that currency over time. In addition, a decline in the dollar value of a foreign currency in which the Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant.

     Successful use of forward contracts depends upon Roulston & Company's ability to predict movements of the overall securities and currency markets. There can be no assurance that any particular use will be successful. In addition, as described above, there may be imperfect correlation, or even no correlation, between price movements of a currency or contract and the investment being hedged. And while a hedging strategy, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of the unfavorable price movements in the investments being hedged, such hedging strategy may also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged instruments.

Portfolio Turnover

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of that Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose remaining maturities at the time of acquisition were one year or less.

     The portfolio turnover rates for the fiscal years ended October 31, 2002 and 2001for the Government Securities Fund were 95.65% and 281.77% , respectively; and for the Emerging Growth Fund were 59.89% and 212.80%, respectively;. The Emerging Growth Fund experienced a significant decrease in portfolio turnover rate primarily as a result of a change in portfolio manager and the corresponding difference in style of trading. The Government Securities Fund experienced a significant decrease in portfolio turnover rate because the interest rate environment did not demand significant portfolio adjustments.

     Although the annual portfolio turnover rate cannot be accurately predicted, it is not expected that this rate will exceed 300% in the Government Securities Fund for the current fiscal year.

     High rates of portfolio turnover (100% or more) entail certain costs, including possible increased taxable income for the Fund's shareholders and higher overall transaction costs. Roulston & Company takes these costs into account, since they affect the Fund's overall investment performance and reduce shareholders' return. The portfolio turnover rate for a Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. Portfolio turnover will not be a limiting factor in making investment decisions.

                       INVESTMENT LIMITATIONS OF THE FUNDS

     The investment objective or objectives of the Growth Fund, Growth and Income Fund and Government Securities Fund are fundamental policies of those Funds. The investment objective of the Emerging Growth Fund and International Equity Fund are not fundamental, meaning that they may be amended by the Board of Trustees without shareholder approval.

     The investment limitations described immediately below are fundamental policies of the Funds. Fundamental investment objectives and policies cannot be changed with respect to a Fund without the "vote of a majority of the outstanding shares" of that Fund as that term is defined below under "SHARES OF BENEFICIAL INTEREST -- Voting Rights."

No Fund may:

1. Purchase securities of any one issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the value of the total assets of the Fund would be invested in the securities of such issuer or the Fund would hold more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's total assets.

2. Purchase any securities which would cause 25% or more of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services; for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry, and (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.

3. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 10% of the value of its total assets and except as permitted by rule, regulation or order of the SEC. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) exceed 5% of its total assets.

4. Make loans, except that a Fund may purchase or hold debt instruments and make time deposits with financial institutions in accordance with its investment objectives and policies, and a Fund may enter into repurchase agreements and engage in securities lending.

5. Purchase or sell real estate (although investment in marketable securities of issuers which can invest in real estate or engage in such activities, securities backed or secured by interests in real estate, institutions that issue mortgages, or real estate investment trusts which deal in real estate or interests therein are not prohibited by this restriction);

6. Purchase securities on margin, except that a Fund may obtain short-term credit as necessary for the clearance of securities transactions and except as may be necessary to make margin payments in connection with derivative securities transactions;

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter under Federal securities laws in selling a portfolio security; and

8. Purchase or sell commodities or commodities contracts (including future contracts), except to the extent disclosed in the then current Prospectus of the Fund.

Non-fundamental Restrictions

     The following additional investment restrictions of the Funds are non-fundamental and may be changed by the Board of Trustees without shareholder approval. A Fund may not:

1. Purchase or otherwise acquire any securities, if as a result, more than 15% of that Fund's net assets would be invested in securities that are illiquid;

2.   Engage in any short sales;

3. Pledge, mortgage or hypothecate assets in excess of one third of the Fund's total assets;

     If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities, including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund's investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.

     None of the Funds currently intends to enter into reverse repurchase agreements during the current fiscal year.

                             MANAGEMENT OF THE TRUST

Trustees and Officers of the Trust

     Overall responsibility for the management of the Trust and the Funds is vested in the Board of Trustees, who will manage the Trust in accordance with the laws of Ohio governing business trusts. Unless so required by the Trust's Declaration of Trust or By-Laws or by Ohio law, at any given time all of the Board of Trustees may not have been elected by the shareholders of the Trust.
Trustees may be removed by the Board of Trustees or shareholders in accordance with the provisions of the Declaration of Trust and By-Laws of the Trust and Ohio law. The Board of Trustees elects officers and contracts with and provides for the compensation of agents, consultants and other professionals to assist and advise it in the day-to-day operations of the Trust and the Funds.

     Certain information about each member of the Board of Trustees and the officers of the Trust is set forth below. Each may have held other positions with the named companies during that period. Each Trustee who is not an "interested person" of the Trust, as that term is defined in the 1940 Act, is considered an "Independent Trustee." Certain officers of the Trust also serve as Directors and/or officers of Roulston & Company or the Distributor.





================================ ============== ============== ============================ ============== =====================
                                                                                              Number of
                                                   Term of                                    Funds in
                                  Position(s) Office* and Fund Other
                                   Directorships Held With Length of Principal
                                   Occupation(s) Complex** Held by Trustee
     Name, Address and Age         the Trust     Time Served     During Past Five Years      Overseen by
                                                                                               Trustee
================================ ============== ============== ============================ ============== =====================

Independent Trustees:
--------------------------------------------------------------------------------------------------------------------------------
Mark S. Biviano                    Trustee       Since 2001    Vice President and                 5                None
1795 W. Market Street                                          Executive Sales Director,
Akron, Ohio 44313                                              Rubber City Radio Group (a
Age:  49                                                       seven station radio
                                                               group), since November
                                                                           1993.

-------------------------------- ------------- --------------- ---------------------------- -------------- ---------------------
-------------------------------- ------------- --------------- ---------------------------- -------------- ---------------------
David B. Gale                      Trustee       Since 1998    Executive Director of              5                None
3636 Euclid Avenue                                             North American Association
Cleveland, Ohio 44115                                          of State and Provincial
Age:  50                                                       Lotteries (non-profit
                                                               association of sanctioned
                                                               lotteries) since March,
                                                               1995; President of DBG
                                                               Consulting, Inc.
                                                               (management consulting
                                                               firm) since December, 1994.


-------------------------------- ------------- --------------- ---------------------------- -------------- ---------------------
-------------------------------- -------------- -------------- ---------------------------- -------------- ---------------------

Carolyn D. Pizzuto                  Trustee      Since 2001    Vice President of Human            5                None
1660 Sprague Road                                              Resources, Kent State
Suite 345                                                      University, since 2002;
Cleveland, Ohio 44130                                          Founder and Chief
Age:  52                                                       Executive Officer, CDA
                                                               Consulting, Inc.
                                                               (management consulting
                                                               firm), since 1991.
-------------------------------- -------------- -------------- ---------------------------- -------------- ---------------------
--------------------------------------------------------------------------------------------------------------------------------
Other Trustees:
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------- -------------- -------------- ---------------------------- -------------- ---------------------
***Thomas V. Chema                  Trustee      Since 19941   Partner, Arter & Hadden            5          TransTechnology
1100 Huntington Building                                       LLP (law firm) since                            Corporation
Cleveland, Ohio 44115                                          April, 1989; since June,
Age:  56                                                       1994, President, Gateway
                                                               Consultants Group, Inc.
                                                               (sports and related public
                                                               facilities consulting).
-------------------------------- -------------- -------------- ---------------------------- -------------- ---------------------

* Each Trustee serves as such during the continued lifetime of the Trust until he dies, resigns or is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees, and until the election and qualification of his successor.

** For purposes of this Table, Fund Complex means one or more mutual funds, including the Funds, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related. The Funds are currently the only members of their Fund Complex.

*** Mr. Chema is considered to be an "interested person" of the Trust (as that term is defined in the 1940 Act) because the law firm with whom Mr. Chema is a partner has provided legal services to Roulston & Company and to the Distributor within the Trust's past two fiscal years.

1 Mr. Chema served as Trustee of the Trust from the Trust's inception in 1994 until September 2001, and then was re-elected by shareholders of the Trust in October 2001.

Officers of the Trust:

================================= ============================ ========================= =======================================

                                       Position(s) Held Term of Office* and
Principal Occupation(s) During Past
     Name, Address and Age              With the Trust          Length of Time Served                  Five Years
================================= ============================ ========================= =======================================

Scott D. Roulston                          President                  Since 1994         Senior Managing Director, Chief
3636 Euclid Avenue                                                                       Executive Officer and President of
                                                                                         Fairport Asset Management, LLC since
Cleveland, Ohio 44115                                                                    October 2001. Chief Executive Officer
Age:  45                                                                                 and President of Roulston & Company
                                                                                         and Roulston Research Corp. since
                                                                                         1990.
--------------------------------- ---------------------------- ------------------------- ---------------------------------------
--------------------------------- ---------------------------- ------------------------- ---------------------------------------
Charles A. Kiraly                   Secretary and Assistant           Since 1996         Vice President of Fairport Asset
3636 Euclid Avenue                         Treasurer                                     Management, LLC since October 2001.
                                                                                         Since April, 2000, Vice President of
Cleveland, Ohio 44115                                                                    Mutual Fund Administration, prior to,
Age:  33                                                                                 Manager of Mutual Fund Administration
                                                                                         and an employee of Roulston & Company,Inc.
                                                                                         since April, 1996.  Vice President of
                                                                                         Roulston Research Corp. since 1997.

--------------------------------- ---------------------------- ------------------------- ---------------------------------------
--------------------------------- ---------------------------- ------------------------- ---------------------------------------
Kenneth J. Coleman                         Treasurer                  Since 1999         Senior Managing Director, Chief
3636 Euclid Avenue                                                                       Operating Officer and Chief Financial
                                                                                         Officer of Fairport Asset Management,
Cleveland, Ohio 44115                                                                    LLC since October 2001. Joined
Age:  46                                                                                 Roulston & Company in January 1999
                                                                                         and has served as Chief Operating
                                                                                         Officer since September 1999.
                                                                                         From August 1997 to December 1998,
                                                                                         President of the Insurance Services
                                                                                         Group of National City Corporation
                                                                                         (bank holding company).

--------------------------------- ---------------------------- ------------------------- ---------------------------------------
--------------------------------- ---------------------------- ------------------------- ---------------------------------------
Karen A. Veselic                      Assistant Secretary             Since 2000         Senior Accountant for Fairport Asset
3636 Euclid Avenue                                                                       Management, LLC since October 2001.
                                                                                         Senior Accountant with Roulston &
Cleveland, Ohio 44115                                                                    Company, Inc. since December 1997.
Age:  32
--------------------------------- ---------------------------- ------------------------- ---------------------------------------

o The officers of the Trust are elected by the Board of Trustees annually.




Trustee Compensation

     The Trust pays the fees for Trustees unaffiliated with Roulston & Company (currently $1,000 per Board meeting attended and $4,000 per year retainer). The following table sets forth information regarding the total compensation paid by the Trust to its Board of Trustees for their services as Trustees during the fiscal year ended October 31, 2002. The Trust has no pension or retirement plans.


         Compensation Table:

======================================== ===================================== =====================================
                                                      Aggregate                         Total Compensation
           Name and Position                         Compensation                       From the Trust and
            With the Trust                          From the Trust                      the Fund Complex *
======================================== ===================================== =====================================
---------------------------------------- ------------------------------------- -------------------------------------

---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Mark S. Biviano, Trustee                                $9,000                                $9,000
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Thomas V. Chema, Trustee                                $9,000                                $9,000
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
David B. Gale, Trustee                                  $9,000                                $9,000
---------------------------------------- ------------------------------------- -------------------------------------
---------------------------------------- ------------------------------------- -------------------------------------
Carolyn D. Pizzuto, Trustee                             $9,000                                $9,000
---------------------------------------- ------------------------------------- -------------------------------------


* For purposes of this Table, Fund Complex means one or more mutual funds, including the Funds, which have a common investment adviser or affiliated investment advisers or which hold themselves out to the public as being related. The Funds are currently the only members of their Fund Complex.





Committees of the Board of Trustees

     The Board of Trustees currently has two standing committees - the Audit Committee and the Nominating Committee. The members of each Committee consist exclusively of the Independent Trustees of the Trust: Messrs. Biviano and Gale and Ms. Pizzuto.

     During the fiscal year ended October 31, 2002, the Audit Committee held two meetings. The functions of the Audit Committee include overseeing the Trust's accounting and financial reporting policies and practices, overseeing the independent audit of the Trust's financial statements and ascertaining the independence of the Trust's independent auditors.

     The Nominating Committee held no meetings during the fiscal year ended October 31, 2002. The Committee's functions include selecting and recommending to the full Board of Trustees nominees for election as Trustees of the Trust, other than Independent Trustees, and selecting and nominating for election all Independent Trustees. The Committee has been able to identify from its own resources an ample number of qualified candidates. However, shareholders may submit the name and resume of persons for the Nominating Committee's consideration by mailing such information to the Committee in care of the Trust. The Nominating Committee may consider such persons at such time as it meets to consider possible new trustee candidates. However, the Nominating Committee reserves sole discretion what candidates determine to present to the Board and/or shareholders and when it meets for such purpose.

Fund Ownership by the Trustees

         Information about the beneficial ownership of Fund shares by each Trustee as of December 31, 2002, is set forth below:

============================================ ========================================= =========================================

                                                                                       Aggregate Dollar Range of Shares of All
                                                                                         Funds Within the Fairport Family of
                  Trustee                          Dollar Range of Fund Shares                          Funds*

============================================ ========================================= =========================================
Independent Trustees:
--------------------------------------------------------------------------------------------------------------------------------
Mark S. Biviano
                                                    International Equity Fund:                    $10,001 to 50,000
                                                        $10,001 to $50,000

                                                      Emerging Growth Fund:
                                                        $10,001 to $50,000

-------------------------------------------- ----------------------------------------- -----------------------------------------
-------------------------------------------- ----------------------------------------- -----------------------------------------
David B. Gale                                              Growth Fund:
                                                          $1 to $10,000                       $10,001 to $50,000

                                                     Growth and Income Fund:
                                                        $10,001 to $50,000

                                                   Government Securities Fund:
                                                        $10,001 to $50,000



                                                      Emerging Growth Fund:
                                                          $1 to $10,000

-------------------------------------------- ----------------------------------------- -----------------------------------------
-------------------------------------------- ----------------------------------------- -----------------------------------------
Carolyn D. Pizzuto                                         Growth Fund:
                                                          $1 to $10,000                           $10,001 to $50,000

                                                     Growth and Income Fund:
                                                        $10,001 to $50,000

                                                    International Equity Fund:
                                                          $1 to $10,000

                                                      Emerging Growth Fund:
                                                          $1 to $10,000

-------------------------------------------- ----------------------------------------- -----------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Other Trustees:
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- ----------------------------------------- -----------------------------------------
Thomas V. Chema                                            Growth Fund:
                                                          $1 to $10,000                             $1 to $10,000

                                                     Growth and Income Fund:
                                                          $1 to $10,000

                                                   Government Securities Fund:
                                                          $1 to $10,000

                                                    International Equity Fund:
                                                          $1 to $10,000

                                                      Emerging Growth Fund:
                                                          $1 to $10,000

-------------------------------------------- ----------------------------------------- -----------------------------------------

* The Fairport Family of Funds means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Trust is currently the only member of the Fairport Family of Funds.

     As of February 11, 2003, all Trustees and Officers of the Trust, as a group, owned less than one percent of the shares of each of the Funds.

                         PRINCIPAL HOLDERS OF SECURITIES

     Listed below are the names and addresses of those persons or accounts who, as of February 11, 2003, owned of record or beneficially 5% or more of the shares of any Fund.

     Persons or organizations owning beneficially 25% or more of the outstanding shares of a Fund may be presumed to "control" (as that term is defined in the 1940 Act) that Fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such Fund for their approval, including the election of Trustees, approval of an investment advisory agreement and adoption of a distribution plan under Rule 12b-1 of the 1940 Act.



FAIRPORT Emerging Growth Fund:

         Owner(s) Percentage Owned

         Key Trust Company                             5.85% (of record)
         P.O. Box 94871
         Cleveland, Ohio 44101-4871

         Fifth Third Bank                             31.63% (of record)
         PO Box 630074
         Cincinnati, Ohio 45263

         Charles Schwab Company                       19.06% (of record)
         101 Montgomery Street
         San Francisco, CA 94104

         Roulston & Company, Inc.*                    65.54% (Beneficially)
         3636 Euclid Ave.
         Cleveland, Ohio  44115

FAIRPORT INTERNATIONAL EQUITY FUND:

         Owner(s) Percentage Owned

         Fifth Third Bank                             31.06% (of record)
         PO Box 630074
         Cincinnati, Ohio 45263

         Charles Schwab                               25.17% (of record)
         101 Montgomery Street
         San Francisco, CA 94101-4122

         Key Trust Company                             8.11% (of record)
         P.O. Box 94871
         Cleveland, Ohio 44101-4871

         Roulston & Company, Inc.*                    82.85% (Beneficially)
         3636 Euclid Ave.
         Cleveland, Ohio  44115

FAIRPORT GROWTH FUND:

         Owner(s) Percentage Owned

         Fifth Third Bank                             11.68% (of record)
         PO Box 630074
         Cincinnati, Ohio 45263

         Charles Schwab                               5.77% (of record)
         101 Montgomery Street
         San Francisco, CA 94101-4122

         Roulston & Company, Inc.*                   26.89% (Beneficially)
         3636 Euclid Ave.
         Cleveland, Ohio  44115

FAIRPORT GROWTH AND INCOME FUND:

         Owner(s) Percentage Owned

         Fifth Third Bank                            6.25% (of record)
         P.O. Box 630074
         Cincinnati, OH  45263-0001

         Charles Schwab                              8.20% (of record)
         101 Montgomery Street
         San Francisco, CA 94101-4122


         Key Trust Company                           6.63% (of record)
         PO Box 94871
         Cleveland, Ohio 44101-4871

         Roulston & Company, Inc.*                   29.90% (Beneficially)
         3636 Euclid Ave.
         Cleveland, Ohio  44115

FAIRPORT GOVERNMENT SECURITIES FUND:

         Owner(s) Percentage Owned



         Fifth Third Bank                            43.37% (of record)
         P.O. Box 630074
         Cincinnati, Ohio 45263

         Charles Schwab                              17.77% (of record)
         101 Montgomery Street
         San Francisco, CA 94101-4122

         M.M.B. Trust 5.02% (of record) c/o National City Bank P.O. Box 94984 Cleveland, Ohio 44101-4984

         National City Bank                           5.97% (of record)
         PO Box 94984
         Cleveland, Ohio  44101-4984

         Roulston & Company, Inc.*                   88.63% (Beneficially)
         3636 Euclid Ave.
         Cleveland, Ohio  44115
-----------------------------------

     *These shares are held in managed accounts over which Roulston & Company has both voting and investment authority; however, the managed account owners have the ability to rescind Roulston & Company's voting and investment authority within 60 days should they choose to do so.


                     INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Adviser

     Effective October 25, 2001, Roulston & Company, Inc., an Ohio corporation, became a wholly owned subsidiary of Fairport Asset Management, LLC, an Ohio limited liability company ("Fairport"), which changed its name from The Hickory Group, LTD in October 2001. Fairport, located at 3636 Euclid Avenue, Cleveland, Ohio 44115, is a registered investment adviser and has been providing investment advisory services to high net worth individuals, trusts and corporations since 1988. As of January 31, 2003, Fairport had $729 million under management. On October 31, 2002, the Board of Trustees of the Trust renewed the Investment Advisory Agreement between the Trust and Roulston & Company. The Board of Trustees, in making its determination to renew the Advisory Agreement, considered the information provided by Roulston & Company and Fairport, as well as other information made available to it regarding the Funds, their fees and their performance. Counsel to the Trust reviewed the terms of the Investment Advisory Agreement with the Trustees, as well as the expense limitation letter agreement that had been authorized at the last Board meeting. The Board of Trustees also reviewed the management fee comparison and expense ratio comparison for each Fund, as well as performance comparisons with the other funds selected from the relevant Morningstar categories. Mr. Kenneth J. Coleman, Treasurer of the Trust and Chief Operating Officer of the Adviser, then reviewed the financial performance and plan of the Adviser and passed out the balance sheet of the Adviser for the review of the Trustees. He noted that the portfolio manager group remained unchanged and emphasized that it was an experienced group with average portfolio management experience of 24 years. He also acknowledged the soft dollar benefits received by the Adviser

     After reviewing all of the information that the Board  considered  relevant and  necessary,  the Board  determined  that  renewing the  Investment  Advisory
Agreement was in the best interests of the Funds and their shareholders. Specifically the Board acknowledged that each Fund's management fees and expense ratios appeared to approximate or be below the median fee and ratio for its peer group, and that the performance for each Fund over the last year either exceeded or was within a reasonable range of its benchmark index(es). They also noted the significant experience of the portfolio managers and that the persons responsible for management of the Funds had not changed. They then discussed the nature and quality of the services provided by the Adviser and, based on the information provided, concluded that the fees paid to the Adviser were reasonable, that the overall arrangements under the Advisory Agreement were reasonable business arrangements and that renewal of the Advisory Agreement was in the best interests of shareholders.

     Hickory Investments Ltd., Kirtland Capital Partners II, L.P., Kirtland Capital Partners III, L.P. and FAM Investments, Ltd. (collectively, the "Kirtland Entities") own collectively 51% of the voting membership interests of Fairport and therefore are considered to "control" Fairport . The managing member or general partner of each of the Kirtland Entities is directly or indirectly controlled by John F. Turben. As a result, Mr. Turben may be considered to ultimately control Fairport and therefore, indirectly, Roulston & Company and the Funds. Mr. Turben is a private investor and also engaged in venture capital.

     Scott Roulston is President, CEO and a Director of Roulston & Company; and President of the Trust. Heather Ettinger is Secretary and a Director of Roulston & Company. Roulston Research Corp., the distributor of the Funds, is a wholly-owned subsidiary of Roulston & Company.

     Fees. For services rendered and expenses assumed under the Investment Advisory Agreement, Roulston & Company is entitled to receive a fee computed daily and paid monthly based upon the annual rates set forth below.


Growth Fund and Growth and Income Fund                             Seventy-five  one  hundredths of one percent
                                                                   (0.75%) of the  average  daily  net  assets of each
                                                                   such Fund up to $100  Million  and fifty  one-
                                                                   hundredths  of one percent (0.50%)  of the
                                                                   average  daily net  assets of each such Fund of
                                                                   $100 Million or more.
Government Securities Fund                                         Twenty-five one-hundredths of one percent
                                                                   (.25%) of the average daily net assets of such
                                                                   Fund up to $100 Million and one hundred
                                                                   twenty-five one thousandths of one percent
                                                                   (0.125%) of the average daily net assets of
                                                                   such Fund of $100 Million or more.
Emerging Growth Fund and International                             Seventy-five one-hundredths of one percent
Equity Fund                                                        (0.75%) of the average daily net assets of
                                                                   each such Fund.


         For the fiscal year ended October 31, 2002, Roulston & Company earned and waived the amounts indicated below with respect to its investment advisory services to the Funds.

================================================== ================= ================== ====================
                                                    Gross Advisory       Advisory               Net
                                                     Fees Earned           Fees              Advisory
                      FUND                                                Waived           Fees Received
================================================== ================= ================== ====================
-------------------------------------------------- ----------------- ------------------ --------------------
Emerging Growth Fund                                        $68,541                 $0              $68,541
-------------------------------------------------- ----------------- ------------------ --------------------
-------------------------------------------------- ----------------- ------------------ --------------------
International Equity Fund                                   $85,172                 $0              $85,172
-------------------------------------------------- ----------------- ------------------ --------------------
-------------------------------------------------- ----------------- ------------------ --------------------
Growth Fund                                                $127,262            $55,666              $71,596
-------------------------------------------------- ----------------- ------------------ --------------------
-------------------------------------------------- ----------------- ------------------ --------------------
Growth and Income Fund                                      $98,615            $37,296              $61,319
-------------------------------------------------- ----------------- ------------------ --------------------
-------------------------------------------------- ----------------- ------------------ --------------------
Government Securities Fund                                 $159,967                 $0             $159,967
-------------------------------------------------- ----------------- ------------------ --------------------
-------------------------------------------------- ----------------- ------------------ --------------------
                     TOTALS                                $539,557            $92,962             $446,595
-------------------------------------------------- ----------------- ------------------ --------------------

         For the fiscal year ended October 31, 2001, Roulston & Company earned and waived the amounts indicated below with respect to its investment advisory services to the Funds.

================================================== ================= ================== ====================
                      FUND                          Gross Advisory       Advisory               Net
                                                     Fees Earned           Fees              Advisory
                                                                          Waived           Fees Received
================================================== ================= ================== ====================
-------------------------------------------------- ----------------- ------------------ --------------------
Emerging Growth Fund                                        $97,889                 $0              $97,889
-------------------------------------------------- ----------------- ------------------ --------------------
-------------------------------------------------- ----------------- ------------------ --------------------
International Equity Fund                                  $127,650                 $0             $127,650
-------------------------------------------------- ----------------- ------------------ --------------------
-------------------------------------------------- ----------------- ------------------ --------------------
Growth Fund                                                $192,332            $16,649             $175,683
-------------------------------------------------- ----------------- ------------------ --------------------
-------------------------------------------------- ----------------- ------------------ --------------------
Growth and Income Fund                                     $106,325            $18,991              $87,334
-------------------------------------------------- ----------------- ------------------ --------------------
-------------------------------------------------- ----------------- ------------------ --------------------
Government Securities Fund                                 $159,886                 $0             $159,886
-------------------------------------------------- ----------------- ------------------ --------------------
-------------------------------------------------- ----------------- ------------------ --------------------
                     TOTALS                                $684,082            $35,640             $648,442
-------------------------------------------------- ----------------- ------------------ --------------------


         For the fiscal year ended October 31, 2000, Roulston & Company earned and waived the amounts indicated below with respect to its investment advisory services to the Funds.


================================================== ================= ================== ====================
                      FUND                          Gross Advisory       Advisory               Net
                                                     Fees Earned           Fees              Advisory
                                                                          Waived           Fees Received
================================================== ================= ================== ====================
-------------------------------------------------- ----------------- ------------------ --------------------
Emerging Growth Fund                                       $143,256             $2,478             $140,778
-------------------------------------------------- ----------------- ------------------ --------------------
-------------------------------------------------- ----------------- ------------------ --------------------
International Equity Fund                                  $136,451             $2,060             $134,391
-------------------------------------------------- ----------------- ------------------ --------------------
-------------------------------------------------- ----------------- ------------------ --------------------
Growth Fund                                                $250,428           $127,472             $122,956
-------------------------------------------------- ----------------- ------------------ --------------------
-------------------------------------------------- ----------------- ------------------ --------------------
Growth and Income Fund                                     $138,533            $89,762              $48,771
-------------------------------------------------- ----------------- ------------------ --------------------
-------------------------------------------------- ----------------- ------------------ --------------------
Government Securities Fund                                  $99,968            $37,419              $62,549
-------------------------------------------------- ----------------- ------------------ --------------------
-------------------------------------------------- ----------------- ------------------ --------------------
                     TOTALS                                $768,636           $259,191             $509,445
-------------------------------------------------- ----------------- ------------------ --------------------

     Roulston & Company agreed to waive its fees and reimburse fund expenses to the extent necessary to keep total fund operating expenses from exceeding 1.38% for the Growth Fund, 1.50% for the Growth and Income Fund, 0.90% for the Government Securities Fund and 1.95% for the Emerging Growth Fund and International Equity Fund through the fiscal year ended October 31, 2002. From November 1, 2002 through March 1, 2004 under the Expense Limitation Letter Agreement, Roulston & Company agrees to waive its fees and/or reimburse each Fund's expenses, but only to the extent necessary to maintain total annual operating expenses from exceeding 1.75% for the Growth Fund and the Growth and Income Fund, 1.00% for the Government Securities Fund and 1.95% for the Emerging Growth Fund and International Equity Fund. If Roulston so requests, any operating expenses of a Fund reimbursed by Roulston pursuant to the Expense Limitation Letter Agreement will be repaid to Roulston by the Fund in the first, second, and third fiscal years following the fiscal year ending October 31, 2003, if the total annual operating expenses of the Fund for each such year or years, after giving effect to the repayment, do not exceed, respectively, the percentage of the applicable Fund's average daily net assets for that period, as indicated above.


The Distributor

     Roulston Research Corp., 3636 Euclid Avenue, Cleveland, OH 44115 (the "Distributor"), is a wholly owned subsidiary of Roulston & Company, and the distributor for the Funds of the Trust. Pursuant to a Distribution Agreement, the Distributor acts as agent for the Funds in the distribution of their shares on a continuous basis and, in such capacity, solicits orders for the sale of shares, advertises and pays the costs and expenses associated with such advertising. The Distributor receives no compensation for distribution of shares of the Funds under the Distribution Agreement, but receives payments under the Trust's Distribution and Shareholder Service Plan described below. There are no sales charges imposed by the Distributor upon the purchase or redemption of shares of the Funds, nor does the Distributor receive any commissions on the purchase or sale of portfolio securities by the Funds.

Distribution and Shareholder Service Plan

     The Trust has adopted a Distribution and Shareholder Service Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act under which each Fund is authorized to pay compensate the Distributor for payments it makes to broker-dealers, banks and other institutions (collectively, "Participating Organizations") for providing distribution or shareholder service assistance, or for distribution assistance and/or shareholder service provided by the Distributor. Payments to such Participating Organizations are made pursuant to agreements entered into with the Distributor. The Plan authorizes each Fund to make payments to the Distributor in an amount not in excess, on an annual basis, of 0.25% of the average daily net asset value of that Fund.

     As authorized by the Plan, the Distributor has agreed to provide certain distribution and shareholder services in connection with shares purchased and held by the Distributor for the accounts of its customers and shares purchased and held by customers of the Distributor directly, including, but not limited to, answering shareholder questions concerning the Funds, marketing of the Funds, providing information to shareholders on their investments in the Funds and providing such personnel and communication equipment as is necessary and appropriate to accomplish such matters. Fees paid are borne solely by the applicable Fund. Such fees compensate the Distributor regardless of its expenses and may exceed the actual costs incurred by the Distributor in providing such services.

     As required by Rule 12b-1, continuance of the Plan was approved for each Fund by the Board of Trustees, including a majority of the Trustees who are not interested persons of that Fund and who have no direct or indirect financial interest in the operation of the Plan (the "Independent Trustees") on October 31, 2002. The Plan may be terminated as to a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Fund. The Board of Trustees reviews quarterly a written report of such costs and the purposes for which such costs have been incurred. The Plan may be amended by a vote of the Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose, provided that any change in the Plan that would materially increase the distribution cost to a Fund requires shareholder approval. For so long as the Plan is in effect and the Funds rely on certain rules under the 1940 Act, the selection and nomination of those Trustees who are not interested persons of the Trust is required to be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan with respect to a Fund may be terminated at any time upon 60 days' written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding shares of such Fund.

     The Plan continues in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Board of Trustees in approving the Plan must determine that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

     The Board of Trustees believes that the Plan is in the best interests of the Funds since it encourages Fund growth and retention of Fund assets. As a Fund grows in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

     For the fiscal year ended October 31, 2002, the 12b-1 fees totaled $252,044, all of which were paid to the Distributor for the services described above. All expenses were paid to broker dealers, including the Distributor. The amounts incurred with respect to each Fund, net of any fee waiver or expense reimbursement, during such period are set forth below:

=============================================== =======================
                     FUND                              Amounts
                                                       Incurred
                                                       Pursuant
                                                    to 12b-1 Plan
=============================================== =======================
----------------------------------------------- -----------------------
Emerging Growth Fund                                   $20,097
----------------------------------------------- -----------------------
----------------------------------------------- -----------------------
International Equity Fund                              $24,919
----------------------------------------------- -----------------------
----------------------------------------------- -----------------------
Growth Fund                                            $37,330
----------------------------------------------- -----------------------
----------------------------------------------- -----------------------
Growth and Income Fund                                 $28,927
----------------------------------------------- -----------------------
----------------------------------------------- -----------------------
Government Securities Fund                             $140,771
----------------------------------------------- -----------------------
----------------------------------------------- -----------------------
TOTAL                                                  $252,044
----------------------------------------------- -----------------------


     In addition, the Distributor has entered into Rule 12b-1 Agreements with selected dealers pursuant to which such dealers agree to provide certain shareholder services and distribution assistance including, but not limited to, those discussed above.

Codes of Ethics

     Federal securities laws and regulations, including Rule 17j-1 under the 1940 Act, require the Trust, Roulston & Company and the Distributor to adopt codes of ethics that govern the personal securities transactions of their respective personnel. Accordingly, each of them has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal account, including securities that may be purchased or held by the Funds. You may obtain a copy of each Code of Ethics from the SEC.



The Administrator, Transfer Agent and Fund Accountant

     Unified Fund Services, Inc. ("Unified"), 431 North Pennsylvania Street, Indianapolis, Indiana 46204-1806, serves as the Administrator for the Funds and the Trust. Pursuant to the terms of a Mutual Fund Services Agreement between the Trust and Unified dated July 1, 2000, Unified assists in supervising all operations of each Fund (other than those performed by Roulston & Company and by U.S. Bank, N.A. as the custodian for each of the Funds).

     Under the Services Agreement, Unified has agreed to furnish clerical, and certain bookkeeping services; prepare the periodic reports to the SEC on Form N-SAR or any replacement forms therefor; prepare compliance filings pursuant to state securities laws; assist to the extent requested by the Trust with the Trust's preparation of its Annual and Semi-Annual Reports to Shareholders and its Registration Statement (on Form N-1A or any replacement therefor); compile data for, prepare and file timely Notices to the SEC required pursuant to Rule 24f-2 under the 1940 Act; keep and maintain the financial accounts and records of each Fund, including calculation of daily expense accruals; and generally assist in all aspects of the Funds' operations other than those performed by Roulston & Company and by Firstar as custodian to each Fund.

     Unified also serves as the transfer and dividend disbursing agent for each Fund and provides certain fund accounting services to each of the Funds. Such fund accounting services include maintaining the accounting books and records for each Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts; maintaining a monthly trial balance of all ledger accounts; performing certain accounting services for each Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with such Fund's custodian, affirmation to that Fund's custodian of all portfolio trades and cash settlements, verification and reconciliation with that Fund's custodian of all daily trade activity; providing certain reports; obtaining dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and preparing an interim balance sheet, statement of income and expense, and statement of changes in net assets for each Fund.

     In consideration for such services as administrator, transfer agent and fund accountant, the Trust has agreed to pay Unified a fee, computed daily and paid periodically, at an annual rate calculated as follows:

     Administrator: 0.07% of the first $100 million in average net assets per Fund per year; 0.05% from $100 million to $250 million in average net assets per Fund per year; 0.03% from $250 million to $500 million in average net assets per Fund per year; and 0.02% over $500 million in average net assets per Fund per year - subject to a minimum annual fee of $15,000 per Fund.

     Transfer Agent: $15.00 per active shareholder account per year - subject to a minimum of $12,000 per year per initial Fund, and $9,000 per year for each additional Fund.

     Fund Accountant: 0.05% of the first $50 million in average net assets per Fund per year; 0.04% from $50 million to $100 million in average net assets per Fund per year; 0.03% from $100 million to $350 million in average net assets per Fund per year; and 0.02% over $350 million in average net assets per Fund per year - subject to a minimum annual fee of $20,000 for the International Equity Fund, and a minimum annual fee of $18,000 for the other Funds.

     For the fiscal year ended October 31, 2002, October 31, 2001, and the period July 15, 2000 to October 31, 2000, Unified earned the following amounts with respect to the administration, fund accounting and transfer agency services provided to the Funds as described above:

========================================= ========================= ========================== =========================
                  FUND                            11/1/01                    11/1/00                   7/15/00
                  ----
                                                     to                        to                         to
                                                  10/31/02                  10/31/01                   10/31/00
========================================= ========================= ========================== =========================
----------------------------------------- ------------------------- -------------------------- -------------------------
Growth Fund                                          $46,596                   $49,508                    $26,401
----------------------------------------- ------------------------- -------------------------- -------------------------
----------------------------------------- ------------------------- -------------------------- -------------------------
Growth and Income Fund                               $82,812                   $76,450                    $27,152
----------------------------------------- ------------------------- -------------------------- -------------------------
----------------------------------------- ------------------------- -------------------------- -------------------------
Government Securities Fund                           $71,198                   $71,753                    $31,963
----------------------------------------- ------------------------- -------------------------- -------------------------
----------------------------------------- ------------------------- -------------------------- -------------------------
Emerging Growth Fund                                 $59,018                   $96,061                    $32,148
----------------------------------------- ------------------------- -------------------------- -------------------------
----------------------------------------- ------------------------- -------------------------- -------------------------
International Equity Fund                            $46,688                   $85,030                    $22,923
----------------------------------------- ------------------------- -------------------------- -------------------------
----------------------------------------- ------------------------- -------------------------- -------------------------
                 TOTAL                              $306,312                  $378,802                   $140,587
----------------------------------------- ------------------------- -------------------------- -------------------------



     Prior to July 15, 2000, PFPC Inc. ("PFPC"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406 served as the administrator, transfer agent and fund accountant for the Trust. PFPC provided services substantially similar to those described above. In consideration for such services as administrator, transfer agent and fund accountant, the Trust paid PFPC a fee, computed daily and paid periodically, at an annual rate calculated as follows:

     0.20% on the Trust's average net assets of $0 to $150 Million (subject to a monthly minimum fee of $22,000); 0.15% on the next $150 Million of average net assets; 0.10% on the next $200 Million of average net assets; and 0.05% on the average net assets over $500 Million.

     For the fiscal period indicated below, PFPC, or First Investor Services Group (predecessor of PFPC) earned the following amounts with respect to administration, fund accounting and transfer agency services provided to the
Funds:

          ============================================ ========================
                             FUND                             11/01/99
                                                                  to
                                                              7/14/00
          ============================================ ========================
          -------------------------------------------- ------------------------
          Growth Fund                                            $100,354
          -------------------------------------------- ------------------------
          -------------------------------------------- ------------------------
          Growth and Income Fund                                  $59,924
          -------------------------------------------- ------------------------
          -------------------------------------------- ------------------------
          Government Securities Fund                              $70,737
          -------------------------------------------- ------------------------
          -------------------------------------------- ------------------------
          Emerging Growth Fund                                    $33,597
          -------------------------------------------- ------------------------
          -------------------------------------------- ------------------------
          International Equity Fund                               $50,306
          -------------------------------------------- ------------------------
          -------------------------------------------- ------------------------
                             TOTAL                               $314,918
          -------------------------------------------- ------------------------


The Custodian

     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45201, serves as each of the Funds' Custodian, pursuant to a Custody Agreement. In such capacity, Firstar holds or arranges for the holding of all portfolio securities and other assets of the Funds.

Independent Auditors

     The firm of Pricewaterhouse Coopers LLP, 100 East Broad Street, Suite 2100, Columbus, Ohio 43215, has been selected as independent public accountants for the Trust for the fiscal year ending October 31, 2003 Pricewaterhouse Coopers LLP performs an annual audit of each Fund's financial statements and provides financial, tax and accounting consulting services as requested.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

Portfolio Transactions

     Roulston & Company is authorized to select brokers and dealers to effect securities transactions for the Funds. Roulston & Company will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While Roulston & Company generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. Roulston & Company may select brokers or dealers that offer a Fund best price and execution or that provide other services, such as research, which benefit the Trust or other accounts managed by Roulston & Company.

Brokerage Commissions

     Roulston & Company may, consistent with the interests of the Funds, select brokers on the basis of the research services they provide to Roulston & Company. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by Roulston & Company will be in addition to and not in lieu of the services required to be performed by Roulston & Company under the Advisory Agreement. If, in the judgment of Roulston & Company, a Fund or other accounts managed by Roulston & Company will be benefited by supplemental research services, Roulston & Company is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of Roulston & Company will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that Roulston & Company will find all of such services of value in advising the Funds.

     Fairport Asset Management, LLC and Roulston & Company have an arrangement with Thompson Institutional Services, Inc. ("Thompson") whereby Roulston & Company receives specific research products known as First Call, ALERT, eSignal, Omega, Research Direct, Exchange Fees, Interactive Data and Dow Jones News in exchange for placing trades on behalf of privately managed accounts and the Funds. During the period November 1, 2001 through October 31, 2002, the Growth & Income Fund placed trades with the executing broker-dealer(s) for Thompson, for shares totaling 54,250, a commission rate of $0.06 per share, and total commissions of $3,255. The International Equity Fund placed trades for shares totaling 18,890, a commission rate of $0.06 per share, and total commissions of $1,133.40. The Emerging Growth Fund placed trades for shares totaling 74,500, a commission rate of $0.06 per share, and total commissions of $4,405. The Growth Fund placed trades for shares totaling 193,800, a commission rate of $0.06 per share, and total commissions of $11,485.00.

     Fairport Asset Managemen, LLC and Roulston & Company have an arrangement with BNY Brokerage, formerly Autranet Research ("Autranet") whereby Roulston & Company receives research, news and quotes, a research database, economic data research, quotes, research software, and trading software in exchange for placing trades on behalf of privately managed accounts and the Funds. Specific products include: AMEX, Bloomberg, IBES, NYSE, Russell, Value Line, and Gilder Report. During the period November 1, 2001 through October 31, 2002, the Growth & Income Fund placed trades with the executing broker-dealer(s) for Autranet for shares totaling62,500, a commission rate of $0.06 per share, and total commissions of $3,750.00. The International Equity Fund placed trades for shares totaling 127,500, a commission rate of $0.06 per share, and total commissions of $7,650.00. The Emerging Growth Fund placed trades for shares totaling 20,992, a commission rate of $0.06 per share, and total commissions of $1,203.84. The Growth Fund placed trades for shares totaling 83,100, a commission rate of $0.06 per share, and total commissions of $4,986.00.


     Fairport Asset Management, LLC and Roulston & Company have an arrangement with UBS Paine Webber ("UBS") whereby Roulston & Company receives research, news and quotes, a research database, economic data research, quotes, research software, and trading software in exchange for placing trades on behalf of privately managed accounts and the Funds. Specific products include: Advent Software, Stockval, RG Assoc (Analyst Accounting), BCA Global Equity & Bank Credit Analyst. During the period November 1, 2001 through October 31, 2002, the Growth & Income Fund placed trades with the executing broker-dealer(s) for UBS for shares totaling 6,456, a commission rate of $0.06 per share, and total commissions of 387.36. The International Equity Fund placed trades for shares totaling 14,420, a commission rate of $0.06 per share, and total commissions of $865.20. The Emerging Growth Fund placed trades for shares totaling 27,800, a commission rate of $0.06 per share, and total commissions of $956.00. The Growth Fund placed trades for shares totaling 42,912, a commission rate of $0.06 per share, and total commissions of $2,574.72.


     In addition, a Fund may direct commission business to one or more designated broker/dealers, in connection with such broker/dealer's payment of certain of a Fund's or the Trust's expenses.

     For the fiscal years ended October 31, 2002, 2001, and 2000, the total brokerage commissions attributable to each Fund are set forth below.

=========================================== ================== ================== ==================
                   FUND                                            11/01/00           11/01/99
                   ----
                                                11/01/01              to                 to
                                                   to              10/31/01           10/31/00
                                                10/31/02
=========================================== ================== ================== ==================
------------------------------------------- ------------------ ------------------ ------------------
Growth Fund                                    $28,363.72           $38,982            $72,398
------------------------------------------- ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------
Growth and Income Fund                         $16,877.86           $23,238            $73,756
------------------------------------------- ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------
Government Securities Fund                         $0               $454.00              $0
------------------------------------------- ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------
Emerging Growth Fund                           $13,129.84           $40,305            $21,375
------------------------------------------- ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------
International Equity Fund                      $35,751.80           $21,879            $29,820
------------------------------------------- ------------------ ------------------ ------------------
------------------------------------------- ------------------ ------------------ ------------------
                  TOTALS                       $94,123.22          $124,858           $197,349
------------------------------------------- ------------------ ------------------ ------------------


     During the fiscal year ended October 31, 2002, the Funds did not hold any securities of their regular brokers or dealers, as defined in Rule 10b-1 of the 1940 Act, or the parent companies thereof.




                                 NET ASSET VALUE

     As indicated in the Prospectus, the net asset value of each Fund is determined and the shares of each Fund are priced as of the earlier of 4:00 p.m., Eastern Time, or the close of regular trading on the New York Stock Exchange (the "Exchange"), on each Business Day. A "Business Day" is any day the Exchange is open for regular business. Currently the Exchange is closed in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

     Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

     Because the International Equity Fund will invest at times in securities traded on foreign exchanges that trade on days when that Fund does not price its shares, the NAV of that Fund's shares could potentially change on days when shareholders will not be able to purchase or redeem the Fund's shares.

     The procedures used by the pricing service are reviewed by the officers of the Trust under the general supervision of the Board of Trustees. The Board of Trustees may deviate from the valuation provided by the pricing service whenever, in their judgment, such valuation is not indicative of the fair value of the security. In such instances the security will be valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The Funds' shares may be purchased at the public offering price, which is the net asset value next computed, and are sold on a continuous basis through the Distributor, principal underwriter of the Funds' shares, at its address and number set forth under the heading "The Distributor", and through other broker-dealers who are members of the National Association of Securities Dealers, Inc. and have sales agreements with the Distributor.

     The Trust has also authorized one or more brokers and other financial intermediaries to accept on its behalf purchase and redemption orders. Such brokers and other financial intermediaries are authorized to designated other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or financial intermediary or, if applicable, its authorized designee, accepts the order and that orders will be priced at the Fund's Net Asset Value next computed after they are accepted by such authorized broker or financial intermediary.

     The Funds reserve the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the 1940 Act, the Funds may limit the amount of redemption proceeds paid in cash. The Funds may, under normal circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the Fund at the beginning of such period. A shareholder may incur brokerage costs if the securities received were sold.

     The Trust may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as a result of which
(i) disposal by the Trust of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Trust to determine the fair value of its net assets

Systematic Withdrawal Plan

     Each Fund offers a Systematic Withdrawal Plan ("SWP") if you wish to receive regular distributions from your account in that Fund. However, before you can utilize the SWP, your account in the Fund must have a current value of $10,000 or more, your dividend and distributions must be automatically reinvested and your requested distribution must be $100 or more made on a monthly, quarterly, semi-annual or annual basis.

     Your automatic payments under the SWP will either be made by check mailed to your address as shown on the books of the Transfer Agent or via ACH to your bank account designated on your Account Application form. An application form for the SWP may be obtained by calling the Distributor or Transfer Agent at 1-800-332-6459 . You may change or cancel the SWP at any time, upon written notice to the Transfer Agent at least five days prior to SWP withdrawal date for which you want such change or cancellation.

     Please note that if your redemptions from a Fund exceed your dividends from that Fund, your invested principal in the account may decrease. Thus depending on the frequency and amounts of the withdrawals and/or any fluctuations in the net asset value per share, your original investment could be exhausted entirely using the SWP.

                                      TAXES

     Each Fund intends to qualify as a "regulated investment company" under the Code for so long as such qualification is in the best interest of that Fund's shareholders. In order to qualify as a regulated investment company, a Fund must, among other things: derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and diversify its investments within certain prescribed limits. In addition, to utilize the tax provisions specially applicable to regulated investment companies, a Fund must distribute to its shareholders at least 90% of its investment company taxable income for the year. In general, a Fund's investment company taxable income will be its taxable income subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. If any Fund fails to qualify as a regulated investment company under the Code, the Fund would be required to pay federal income taxes like a corporation.


     Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, a Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year a Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to Federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends received deduction for corporations.

     As of October 31, 2002, the Emerging Growth Fund had available for federal tax purposes unused capital loss carry forwards of $45,254 expiring in October 31, 2008, $11,376,475 expiring in October 31, 2009 and $366,201 expiring in
October 31, 2010. The International Equity Fund had available for federal tax purposes unused capital loss carry forwards of $2,007,468 expiring in October
31, 2009 and $2,647,083 expiring in October 31, 2010. The Growth Fund had available for federal tax purposes nused capital loss carry forwards of $2,435,094 expiring in October 31, 2009 and $4,901,196 expiring in October 31, 2010. The Growth and Income Fund had available for federal tax purposes unused capital loss carry forwards of $1,217,760 expiring in October 31, 2008 and $207,471 expiring in October 31, 2010.


     The International Equity Fund will invest in equity securities of foreign issuers. If the Fund purchases shares in certain foreign investment companies, known as "passive foreign investment companies," it may be subject to federal income tax on a portion of an "excess distribution" from such passive foreign investment companies or gain from the disposition of such shares, even though such income may have to be distributed as a taxable dividend by the Fund to its shareholders. In addition, certain interest charges may be imposed on the Fund or its shareholders in respect of unpaid taxes arising from such distributions or gains. Alternatively, the Fund would be required each year to include in its income and distribute to shareholders a pro rata portion of the foreign investment company's income, whether or not distributed to the Fund. The Fund is permitted to "mark-to-market" any marketable stock held by the Fund in a passive foreign investment company. If the Fund makes such an election, each investor in the Fund would include in income in each year an amount equal to its share of the excess, if any, of the fair market value of the stock in such passive foreign investment company as of the close of the taxable year over the adjusted basis of such stock. The investor would be allowed a deduction for its share of the excess, if any, of the adjusted basis of the stock in such passive foreign investment company over the fair market value of such stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains with respect to the stock included by the investor for prior taxable years.

     It is expected that the International Equity Fund may be subject to foreign withholding taxes with respect to income received from sources within foreign countries. If more than 50% in value of its total assets at the close of its taxable year consists of securities of foreign corporations, the International Equity Fund intends to elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund, with the result that each shareholder will (i) include in gross income, even though not actually received, the pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the pro rata share of the Fund's foreign income taxes. A foreign tax credit may not exceed the U.S. federal income tax otherwise payable with respect to the foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund which represents income derived from foreign sources; the gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is, with certain exceptions, applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes. In addition, shareholders are not eligible to claim a foreign tax credit with respect to foreign income taxes paid by the Fund unless certain holding period requirements are met.

     Each Fund may be required by Federal law to withhold and remit to the U.S. Treasury 31% of taxable dividends, if any, and capital gain distributions paid to any shareholder, and the proceeds of redemption or the values of any exchanges of shares of a Fund, if such shareholder (1) fails to furnish the Trust with a correct tax identification number, (2) under-reports dividend or interest income, or (3) fails to certify to the Fund that he or she is not subject to such withholding. An individual's taxpayer identification number is his or her Social Security Number.

     Information set forth in the Prospectus and this Statement of Additional Information which relates to Federal taxation is only a summary of some of the important Federal tax considerations generally affecting purchasers of shares of a Fund. No attempt has been made to present a detailed explanation of the Federal income tax treatment of a Fund or its shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, you are urged to consult your tax adviser with specific reference to your own tax situation. In addition, the tax discussion in the Prospectus and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectus and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

                             PERFORMANCE INFORMATION

     From time to time, each Fund may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding future yields or returns.

     The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The "total return" or "average annual total return" of a Fund reflects the change in the value of an investment in a Fund over a stated period of time. Total returns and average annual returns measure both the net investment income from and any realized or unrealized appreciation or depreciation of a Fund's holdings for a stated period and assume that the entire investment is redeemed at the end of each period and the reinvestment of all dividends and capital gain distributions.

     The yield of a Fund will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by a share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of a Fund will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Trust allocated to the Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of a Fund's shares and to the relative risks associated with the investment objective and policies of such Fund.


     For the 30-day period ended October 31, 2002, the yield for the Government Securities Fund was 2.41%.


Calculation of Total Return

     Each quotation of average annual total return will be computed by finding the average annual compounded rate of return over that period which would equate the value of an initial amount of $1,000 invested in a Fund equal to the ending redeemable value, according to the following formula:

                                 P(T + 1)n = ERV

     Where: P = a hypothetical initial payment of $1,000, T = average annual total return, n = number of years, and ERV = ending redeemable value of a hypothetical $1,000 payment at the beginning of the period at the end of the period for which average annual total return is being calculated assuming a complete redemption. The calculation of average annual total return assumes the deduction of the maximum sales charge, if any, from the initial investment of $1,000, assumes the reinvestment of all dividends and distributions at the price stated in the then effective Prospectus on the reinvestment dates during the period and includes all recurring fees that are charged to all shareholder accounts assuming such Fund's average account size.


     Each quotation of average annual total return after taxes on distributions will be computed by finding the average annual compounded rates of return over that period which would equate the value of an initial amount of $1,000 invested in a Fund equal to the ending redeemable value, according to the following formula:

                                  P(1+T)n=ATVD

     Where: P= a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), n = number of years, and ATVD = ending value at the end of the period of the hypothetical $1,000 payment at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption. The calculation of average annual total return after taxes on distributions assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     Each quotation of average annual total return after taxes on distributions and redemption will be computed by finding the average annual compounded rates of return for the period which would equate the value of an initial amount of $1,000 invested in a Fund equal to the ending redeemable value, according to the following formula:

                                  P(1+T)n=ATVDR

     Where: P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions and redemption), n = number of years, and ATVDR = ending value at the end of the period of the hypothetical $1,000 payment at the beginning of the applicable period, after taxes on fund distributions and redemption. The calculation of average annual total return after taxes on distributions and redemption assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.

     A Fund, however, may also advertise aggregate total return in addition to or in lieu of average annual total return. Aggregate total return is a measure of the change in value of an investment in a Fund over the relevant period and is calculated similarly to average annual total return except that the result is not annualized.


     For the following periods ended October 31, 2002, the average annual total returns for the Funds were as follows:



--------------------------------------------------------------------------------------------------------------------------------
                                                     EMERGING GROWTH FUND*
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
                                                                1 Year                  5 Year             Since Inception
                                                                ------                  ------             ----------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
Average Annual Total Return                                     -6.57%                   N/A                     1.19%
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
Average Annual Total Return After Taxes on                      -6.57%                   N/A                     0.84%
Distributions
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
Average Annual Total Return After Taxes on                      -4.00%                   N/A                     0.96%
Distributions and Redemptions
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                  INTERNATIONAL EQUITY FUND*
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
                                                                1 Year                  5 Year              Since Inception
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
Average Annual Total Return                                     -14.32%                  N/A                    -8.15%
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
Average Annual Total Return After Taxes on                      -14.39%                  N/A                    -8.27%
Distributions
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
Average Annual Total Return After Taxes on                      -8.71%                   N/A                    -6.40%
Distributions and Redemptions
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                         GROWTH FUND**
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
                                                                1 Year                  5 Year             Since Inception
                                                                ------                  ------             ----------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
Average Annual Total Return                                     -24.08%                -13.83%                   0.54%
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
Average Annual Total Return After Taxes on                      -24.08%                -14.94%                  -0.66%
Distributions
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
Average Annual Total Return After Taxes on                      -14.67%                 -5.39%                   0.91%
Distributions and Redemptions
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                   GROWTH AND INCOME FUND**
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
                                                                1 Year                  5 Year             Since Inception
                                                                ------                  ------             ----------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
Average Annual Total Return                                     -12.91%                 -5.85%                   4.59%
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
Average Annual Total Return After Taxes on                      -12.91%                 -7.34%                   3.22%
Distributions
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
Average Annual Total Return After Taxes on                      -7.86%                  -1.69%                   3.78%
Distributions and Redemptions
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                 GOVERNMENT SECURITIES FUND**
--------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
                                                                1 Year                  5 Year             Since Inception
                                                                ------                  ------             ----------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
Average Annual Total Return                                      5.46%                  6.72%                    5.81%
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
Average Annual Total Return After Taxes on                       3.08%                  4.52%                    3.75%
Distributions
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
-------------------------------------------------------- ---------------------- ----------------------- ------------------------
Average Annual Total Return After Taxes on                       3.29%                  4.28%                    3.63%
Distributions and Redemptions
-------------------------------------------------------- ---------------------- ----------------------- ------------------------

         * Funds commenced operations on July 1, 1999.

         ** Funds commenced operations on July 1, 1993.

     The performance figures above reflect Roulston & Company's fee waivers and expense reimbursements. Absent such fee waivers and expense reimbursements, the yield and total returns of the Funds would have been lower.

     At any time in the future, yields and total return may be higher or lower than past yields and total return and there can be no assurance that any historical results will continue. Investors in the Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields and total return will vary.

Performance Comparisons

     The performance of a Fund may periodically be compared with that of other mutual funds or broad groups of comparable mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.) and financial and business publications and periodicals. In addition, a Fund's performance may be compared with unmanaged indices of various investments for which reliable performance data is available. These may assume investment of dividends but generally do not reflect deductions for administrative and management costs. The performance of a Fund may also be compared in various publications to averages, performance rankings or other information prepared by recognized mutual fund statistical services. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, or Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the United States. A Fund may use the long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets.

     A Fund may also quote financial and business publications and periodicals, such as SMART MONEY, as they relate to Trust management, investment philosophy, and investment techniques. A Fund may also quote from time to time various measures of volatility and benchmark correlations in advertising and may compare these measures with those of other mutual funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

                          SHARES OF BENEFICIAL INTEREST

Description of Shares

     The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are units of beneficial interest, without par value. The Trust presently has five series of shares, which represent interests in the Funds. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption.

     Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, a Fund's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Fund, of any general assets not belonging to any particular Fund which are available for distribution. As used in the Prospectus and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by a Fund upon the issuance or sale of shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or amounts derived from any reinvestment of such proceeds, and any general asset of the Trust not readily identified as belonging to a particular Fund that is allocated to the Fund by the Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. Determinations by the Board of Trustees as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to the Funds are conclusive.

Voting Rights

     Shareholders are entitled to one vote for each dollar of value invested and a proportionate fractional vote for any fraction of a dollar invested, and will vote in the aggregate with other shareholders of the Trust and not by Fund except as otherwise expressly required by law. However, shareholders of a Fund will vote as a portfolio, and not in the aggregate with other shareholders of the Trust, for purposes of approval of amendments to that Fund's investment advisory agreement or any of that Fund's fundamental policies.

     The Trust does not expect to have an annual or special meeting of shareholders except, under certain circumstances, when the Declaration of Trust, the 1940 Act or other authority requires such a meeting, such as the election or removal of trustees or certain amendments to the Declaration of Trust or the investment advisory agreement.

     The Trust has represented to the SEC that the Board of Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more trustees upon written request thereof from shareholders holding not less than 10% of the outstanding votes of the Trust and that the Trust will assist in communications with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more trustee.

     A "vote of a majority of the outstanding shares" of a Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of that Fund present at a meeting at which the holders of more than 50% of the votes attributable to shareholders of record of that Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of shareholders of that Fund.

     Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a series will be required in connection with a matter, a series will be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical, or that the matter does not affect any interest of the series. Under Rule 18f-2, the approval of any amendment to the Advisory Agreement or any change in investment policy submitted to shareholders would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series.

                              FINANCIAL STATEMENTS


     The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Funds' Annual Report to the shareholders for the period ended October 31, 2002. The Trust will provide the Annual Report without charge upon written request or request by telephone.

                                                                    Appendix "A"

                              RATINGS OF SECURITIES

                            Commercial Paper Ratings

Standard & Poor's Corporation:

Commercial paper ratings of Standard & Poor's Corporation ("S&P") are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a (+) designation. Commercial paper rated "A-2" by S&P indicates that capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

Moody's Investors Service, Inc.:

The rating "Prime-1" is the highest commercial paper rating assigned by Moody's Investors Service, Inc. ("Moody's"). Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior ability for repayment of senior short-term debt obligations. Issuers rated "Prime-2" (or related supporting institutions) have a strong capacity for repayment of senior short-term debt obligations.

This will normally be evidenced by many of the characteristics of "Prime-1" rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions.

Ample alternative liquidity is maintained.

Fitch IBCA:

Commercial paper rated "F-1" by Fitch IBCA ("Fitch") is regarded as having the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country. Under Fitch's national rating scale, this rating is assigned to the "best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Commercial paper rated "F-2" by Fitch is regarded as having an assurance of timely payment only slightly less than the strongest rating, i.e., "F-1." The plus (+) sign is used after a rating symbol to designate where the credit risk is particularly strong.

                             Corporate Debt Ratings

Standard & Poor's Corporation:

An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to pay interest and repay principal is extremely strong. Debt rated "AA has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal. Debt rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated "BB" and "B" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Debt rated "BB" is less vulnerable to non-payment than other speculative issues. However, adverse economic conditions could lead to inadequate capacity to meet its financial commitment on the obligation. Debt rated "B" is more vulnerable to nonpayment but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's Investors Service, Inc.:

The following summarizes the six highest ratings used by Moody's for corporate debt. Bonds that are rated "Aaa" by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in "Aaa" securities. Bonds that are rated "A" by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future. Bonds that are rated "Baa" by Moody's are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Duff & Phelps, Inc.:

The following summarizes the six highest long-term debt ratings by Duff & Phelps, Inc. ("Duff"). Debt rated "AAA" has the highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt. Debt rated "AA" has a high credit quality and protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions. Debt rated "A" has protection factors that are average but adequate. However, risk factors are more variable and greater in periods of economic stress. Debt rated "BBB" has below average protection factors but is still considered sufficient for prudent investment. However, there is considerable variability in risk during economic cycles. Debt rated "BB" is below investment-grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category. Debt rated "B" is below investment-grade and possesses risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade. To provide more detailed indications of credit quality, the ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within this major rating category.

Fitch IBCA:

The following summarizes the six highest long-term debt ratings by Fitch IBCA (except for "AAA" ratings, plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of the credit within the rating category). Bonds rated "AAA" are considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated "AA" are considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "F-1+." Bonds rated as "A" are considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated "BBB" are considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings for these bonds will fall below investment-grade is higher than for bonds with higher ratings. Bonds rated "BBB" are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated "B" are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Thompson BankWatch, Inc.:

The following summarizes the six highest long-term debt ratings by Thompson BankWatch, Inc. ("Thompson"). "AAA" is the highest category and indicates that the ability to repay principal and interest on a timely basis is very high. "AA" is the second highest category and indicates a superior ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category. "A" is the third highest category and indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. "BBB" is the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings. While not investment-grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issuer rated "B" show a higher degree of uncertainty and therefore greater likelihood of default that higher rated issuers. Adverse developments could well negatively affect the payment of interest and principal on a timely basis. Thomson may include a plus (+) or minus (-) designation to indicate where within the respective category the issue is placed.